Loans (Additional Impaired Loans Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Average investment in impaired loans	$ 7,139	$ 7,448	$ 9,425
Interest income recognized on impaired loans	249	306	281
Interest income recognized on a cash basis on impaired loans	$ 33	$ 39	$ 33